Tax On Profit On Ordinary Activities (Tables)	12 Months Ended
Jun. 30, 2025
Income Taxes [Abstract]
Summary of analysis of charge/(credit) in the year
Analysis of charge / (credit) in the year

	2025 £’000	2024 £’000	2023 £’000
U.K. corporation tax based on the results for the year ended 30 June 2025 at 25.0% (2024 : 25%, 2023: 20.5%)	£—	£(1,667)	£8,141
Overseas tax	14,072	12,746	16,120
Adjustment in respect of prior periods	(552)	(2,878)	4,895
Current Tax	13,520	8,201	29,156
Deferred Tax	(10,619)	1,657	(9,156)
Total tax	£2,901	£9,858	£20,000

Reconciliation of the tax rate on group profits
Reconciliation of the tax rate on group profits

	2025		2024		2023
	£’000	%	£’000	%	£’000	%
Profit on ordinary activities before taxation	£24,113		£26,980		£114,163
Profit on ordinary activities at U.K. statutory rate	6,028	25.0	6,745	25.0	23,403	20.5
Differences in overseas tax rates	(3,624)	(15.0)	(5,094)	(18.9)	(267)	(0.2)
Impact of share-based compensation	4,109	17.0	4,182	15.5	1,390	1.2
Derecognition of previously recognised tax losses	1,422	5.9	—	—	—	—
Non taxable fair value movement on financial liabilities	(1,642)	(6.8)	(2,338)	(8.7)	(2,430)	(2.1)
Tax incentives and non deductible items	(1,024)	(4.2)	(663)	(2.5)	(867)	(0.8)
Adjustments related to prior periods	220	0.9	2,760	10.2	(354)	(0.3)
Tax on unremitted earnings/withholding tax on dividends	(2,588)	(10.7)	2,373	8.8	1,209	1.1
Impact of rate change on deferred tax	—	—	1,893	7.0	(2,084)	(1.8)
Total	£2,901	12.0%	£9,858	36.5%	£20,000	17.5%

Summary of tax on items charged to equity and statement of comprehensive income
Tax on items charged to equity

	2025 £’000	2024 £’000	2023 £’000
Deferred tax - share-based compensation	£69	£368	£3,919
Current tax - share-based compensation	—	(311)	(2,318)
Total charge to equity	£69	£57	£1,601